Share-Based Compensation - Summary of Compensation Expenses Recognized for Share-Based Awards (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	¥ 5,879	¥ 26,123	¥ 71,815
Related to management's restricted shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	0	9,865	33,105
Related to management's RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	5,879	16,258	38,710
General and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expenses recognized for share-based awards	¥ 5,879	¥ 26,123	¥ 71,815